Account Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Accounts receivables	$ 108,492	$ 21,708	$ 2,187
Restatement Adjustment [Member]
Accounts receivables		$ 21,708